INVESTMENTS AT FAIR VALUE	12 Months Ended
Dec. 31, 2022
INVESTMENTS AT FAIR VALUE

NOTE 11 — INVESTMENTS AT FAIR VALUE

As of December 31, 2022, and 2021, investments at fair value consist of:

	As of December 31,
	2022	2021
Investments in YouGo World	$28,698	$28,698
Others	373	371
	$29,071	$29,069

On September 11, 2017, the Company entered into an agreement to purchase a 2.5% interest in YouGo World ltd., a start-up company focusing on mixed reality platforms, content, and services.